Comprehensive Income (Components of Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Change Arising During Year	$ (86,618)	$ 50,985	$ (28,658)
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Foreign Currency Swap	26,226	(13,305)	3,158
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(60,392)	37,680	(25,500)
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Unrealized Net Holding Gains Arising During The Year	(1,054,227)	511,268	816,452	[1]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Reclassification Adjustment For Net Gains Realized	6,081	59,363	47,347	[1]
Change in net unrealized gain on investments	(1,060,308)	451,905	769,105	[1]
Change In Other Than Temporary Impairment Losses Recognized In Other Comprehensive Income	2,896	6,434	(1,236)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Of Tax [Abstract]
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Prior Service Cost Arising During The Year	354	203	275
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Gain Arising During The Period	14,155	(5,473)	(16,675)
Changes in pension and other postretirement plan adjustments	14,509	(5,270)	(16,400)
Other Comprehensive Income (Loss), Net of Tax	(1,103,295)	490,749	725,969
Before Tax Amount [Member]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Change Arising During Year	(88,409)	57,229	(28,779)
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Foreign Currency Swap	40,347	(20,470)	4,858
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(48,062)	36,759	(23,921)
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Unrealized Net Holding Gains Arising During The Year	(1,519,967)	786,449	1,118,586	[1]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Reclassification Adjustment For Net Gains Realized	9,355	91,327	72,841	[1]
Change in net unrealized gain on investments	(1,529,322)	695,122	1,045,745	[1]
Change In Other Than Temporary Impairment Losses Recognized In Other Comprehensive Income	4,456	9,899	(1,901)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Of Tax [Abstract]
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Prior Service Cost Arising During The Year	525	298	460
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Gain Arising During The Period	21,624	(8,347)	(25,441)
Changes in pension and other postretirement plan adjustments	22,149	(8,049)	(24,981)
Other Comprehensive Income (Loss), Net of Tax	(1,550,779)	733,731	994,942
Tax Expense Benefit [Member]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Change Arising During Year	1,791	(6,244)	121
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Foreign Currency Swap	(14,121)	7,165	(1,700)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(12,330)	921	(1,579)
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Unrealized Net Holding Gains Arising During The Year	465,740	(275,181)	(302,134)	[1]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Reclassification Adjustment For Net Gains Realized	(3,274)	(31,964)	(25,494)	[1]
Change in net unrealized gain on investments	469,014	(243,217)	(276,640)	[1]
Change In Other Than Temporary Impairment Losses Recognized In Other Comprehensive Income	(1,560)	(3,465)	665
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Of Tax [Abstract]
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Prior Service Cost Arising During The Year	(171)	(95)	(185)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Gain Arising During The Period	(7,469)	2,874	8,766
Changes in pension and other postretirement plan adjustments	(7,640)	2,779	8,581
Other Comprehensive Income (Loss), Net of Tax	447,484	(242,982)	(268,973)
Accumulated Currency Translation Adjustments [Member]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	$ (60,392)

[1]	Includes cash flow hedges. See Note 5 - “Derivative Instruments” for additional information on cash flow hedges.